WARRANTS AND OPTIONS	12 Months Ended
Dec. 31, 2015
WARRANTS AND OPTIONS:
WARRANTS AND OPTIONS	NOTE 10 – WARRANTS AND OPTIONS As of December 31, 2015 and December 31, 2014, there were no warrants or options outstanding to acquire any additional shares of common stock.